Investments Accounted for Using Equity Method	12 Months Ended
Dec. 31, 2023
Disclosure In Investments In Associates And Joint Ventures [Abstract]
Investments Accounted for Using Equity Method
15.
INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Investments in associates	$6,939	$8,243
Investment in joint venture	10	9
	$6,949	$8,252

a.
Investments in associates

Investments in associates were as follows:

	Carrying Amount
	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Material associate
Non-listed
Next Commercial Bank Co., Ltd. (“NCB”)	$3,173	$4,293

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	1,235	1,409
KingwayTek Technology Co., Ltd. (“KWT”)	230	229

Non-listed
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	558	543
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	293	309
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	275	258
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	247	285
So-net Entertainment Taiwan Limited (“So-net”)	228	226
WiAdvance Technology Corporation (“WATC”)	228	212
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	172	165
Taiwan International Ports Logistics Corporation (“TIPL”)	100	120
CHT Infinity Singapore Pte. Ltd. (“CISG”)	63	57
Click Force Co., Ltd. (“CF”)	41	42
Imedtac Co., Ltd. (“IME”)	41	47
AgriTalk Technology Inc. (“ATT”)	35	31
Baohwa Trust Co., Ltd. (“BHT”)	13	10
Cornerstone Ventures Co., Ltd. (“CVC”)	7	7
Alliance Digital Tech Co., Ltd. (“ADT”)	—	—
	$6,939	$8,243

The percentages of ownership interests and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership Interests and Voting Rights
	December 31
	2022	2023
Material associate
Non-listed
Next Commercial Bank Co., Ltd. (“NCB”)	42	46

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	34	34
KingwayTek Technology Co., Ltd. (“KWT”)	23	23

Non-listed
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	50	50
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
So-net Entertainment Taiwan Limited (“So-net”)	30	30
WiAdvance Technology Corporation (“WATC”)	20	19
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	30	30
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
CHT Infinity Singapore Pte. Ltd. (“CISG”)	40	40
Click Force Co., Ltd. (“CF”)	49	49
Imedtac Co., Ltd. (“IME”)	7	7
AgriTalk Technology Inc. (“ATT”)	29	29
Baohwa Trust Co., Ltd. (“BHT”)	40	25
Cornerstone Ventures Co., Ltd. (“CVC”)	49	49
Alliance Digital Tech Co., Ltd. (“ADT”)	—	—

Summarized financial information of NCB was set out below:

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Assets	$33,540	$37,431
Liabilities	(25,882)	(28,084)

Equity	$7,658	$9,347

The percentage of ownership interest held by the Company	41.90%	46.26%

Equity attributable to the Company	$3,209	$4,324
Unrealized gain or loss from downstream transactions	(36)	(31)

The carrying amount of investment	$3,173	$4,293

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
		(In Millions)
Net Revenues (losses)	$15	$(47)	$10

Net loss for the period	$(446)	$(1,004)	$(969)
Other comprehensive income (loss)	—	(10)	14
Total comprehensive loss for the period	$(446)	$(1,014)	$(955)

Except for NCB, no associate is considered individually material to the Company. Summarized financial information of associates that are not individually material to the Company was as follows:

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profits	$607	$868	$647
The Company’s share of other comprehensive income (loss)	(6)	13	(23)
The Company’s share of total comprehensive income	$601	$881	$624

The Level 1 fair values of associates based on the closing market prices as of the balance sheet dates were as follows:

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
SNI	$3,299	$4,062
KWT	$804	$988

The Company invested and obtained 50% ownership interest in CPFI. However, as the Company has only two out of five seats of the Board of Directors of CPFI, the Company has no control but significant influence over CPFI. Therefore, the Company recognized CPFI as an investment in associate.

The Company invested and obtained 49% ownership interest in CVC. However, as the Company has only two out of five seats of the Board of Directors of CVC, the Company has no control but significant influence over CVC. Therefore, the Company recognized CVC as an investment in associate.

The Company invested $56 million and obtained 40.00% ownership interest in CISG in June 2021. CISG mainly engages in investment business.

The Company owns 14% equity shares of ADT. Considering the seats that the Company controls in the Board of Directors of ADT and the relative size of ownership interest and the dispersion of shares owned by the other stockholders, the Company has significant influence over ADT. ADT completed its liquidation in August 2021. The Company received the liquidation distribution of $9 million and recognized gain on disposal of $4 million under “other gains and losses” on the consolidated statements of comprehensive income.

The Company originally invested and obtained 17.19% ownership interest in ATT and treated it as a financial asset at FVOCI. However, as the Company obtained one out of three seats of the Board of Directors of ATT in July 2021 and has significant influence over ATT, the Company reclassified it as an associate. The Company subscribed for all the shares in the capital increase of ATT at the price of $32 million in November 2022. Therefore, the Company’s ownership interest in ATT increased to 29.33% as of December 31, 2022.

STS reduces its capital in April 2022 and the Company received $340 million from capital reduction. The Company’s ownership interest in STS remained the same.

The Company invested and obtained 7.54% ownership interest in IME. The Company originally treated it as a financial asset at FVOCI. However, as the Company obtained one out of five seats of the Board of Directors of IME in August 2021 and has significant influence over IME, the Company reclassified it as an associate. IME issued new shares in December 2021 as its employees exercised options; therefore, the Company’s ownership interest in IME decreased to 6.74% as of December 31, 2021. The Company increased its investment in IME proportionally at the price of $11 million in December 2023, and the Company’s ownership interest in IME remained the same. The Company invested and obtained 6.74% ownership interest in IME. However, as the Company continues to control one out of five seats of the Board of Directors of IME, the Company has significant influence over IME. Therefore, the Company recognized IME as an investment in associate.

The Company invested $274 million and obtained 20.33% ownership interest by participating in the capital increase of WATC in March 2021.WATC issued new shares in March 2022, October 2022, April 2023, September 2023 and December 2023 as its employees exercised option. Therefore, the Company’s ownership interest in WATC decreased to 20.05% and 19.22% as of December 31, 2022 and December 31, 2023, respectively. However, as the Company continues to control one out of three seats of the Board of Directors of WATC, the Company has significant influence over WATC. Therefore, the Company recognized WATC as an investment in associate.

The Company invested $20 million and obtained 40.00% ownership interest in BHT in March 2022. BHT mainly engages in VR integration and AIoT security services. The Company did not participate in the capital increase of BHT in September 2023. Therefore, the Company’s ownership interest in BHT decreased to 25.00% as of December 31, 2023.

The Company’s ownership interest in NCB was originally 41.90%. NCB reduced 26.43% of its capital to offset accumulated deficits and increased its capital in December 2023. The Company increased its investment in NCB in higher proportion to the original shareholder percentage at the price of $1,544 million. Therefore, the Company’s ownership interest in NCB increased to 46.26% as of December 31, 2023. Although Chunghwa is the single largest stockholder of NCB, it only obtained six out of fifteen seats of the Board of Directors of NCB. In addition, the management considered the size of ownership interest and the dispersion of shares owned by the other stockholders, other holdings are not extremely dispersed. Chunghwa is not able to direct its relevant activities. Therefore, Chunghwa does not have control over NCB and merely has significant influence over NCB and treats it as an associate.

The Company’s share of profits and other comprehensive income (loss) of associates was recognized based on the audited financial statements.

b.
Investment in joint venture

Investment in joint venture was as follows:

	Carrying Amount		% of Ownership Interests and Voting Rights
	December 31		December 31
Name of Joint Venture	2022	2023	2022	2023
Non-listed
Chunghwa SEA Holdings (“CHT SEA”)	$10	$9	51	51

The Company invested and established a joint venture, CHT SEA, with Delta Electronics, Inc. and Kwang Hsing Industrial Co., Ltd. and obtained 51% ownership interest of CHT SEA. However, according to the mutual agreements among stockholders, the Company does not individually direct CHT SEA’s relevant activities and has joint control with the other party; therefore, the Company treated CHT SEA as a joint venture.

The joint venture is not considered individually material to the Company. Summarized financial information of CHT SEA was set out below:

Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
(In Millions)
The Company’s share of loss	$—	$—	$—
The Company’s share of other comprehensive income	—	—	—
The Company’s share of total comprehensive loss	$—	$—	$—

The above amounts are less than one million and not zero.